Income taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Taxes [Line Items]
Tax credit carryforwards	¥ 51,046	¥ 101,251
Japanese Tax Authority
Income Taxes [Line Items]
Statutory tax rate	37.60%	37.60%	40.20%
Operating loss carryforwards for tax purposes	26,055
Tax credit carryforwards	37,441
Undistributed earnings of foreign subsidiaries	2,749,938
Undistributed earnings of foreign subsidiaries, additional tax provision, estimate	122,731
Tax years remain open to examination by various tax jurisdictions	On and after April 1, 2007
Japanese Tax Authority | Minimum
Income Taxes [Line Items]
Expiration date for operating loss carryforwards	2015
Expiration date for tax credit carryforwards	2015
Japanese Tax Authority | Maximum
Income Taxes [Line Items]
Expiration date for operating loss carryforwards	2023
Expiration date for tax credit carryforwards	2016
Foreign Tax Authority
Income Taxes [Line Items]
Operating loss carryforwards for tax purposes	499,569
Tax credit carryforwards	¥ 13,605
Tax years remain open to examination by various tax jurisdictions	On and after January 1,2000
Foreign Tax Authority | Minimum
Income Taxes [Line Items]
Expiration date for operating loss carryforwards	2015
Expiration date for tax credit carryforwards	2015
Foreign Tax Authority | Maximum
Income Taxes [Line Items]
Expiration date for operating loss carryforwards	2034
Expiration date for tax credit carryforwards	2034